Expected Future Service Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011
Japanese Plans
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2012	¥ 15,100
Year ending December 31, 2013	16,137
Year ending December 31, 2014	17,301
Year ending December 31, 2015	19,160
Year ending December 31, 2016	20,893
Year ending December 31, 2017- 2021	130,449
Foreign Plans
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2012	8,750
Year ending December 31, 2013	8,542
Year ending December 31, 2014	8,763
Year ending December 31, 2015	9,228
Year ending December 31, 2016	9,993
Year ending December 31, 2017- 2021	¥ 60,255